Financial instruments- Summary of Fair Value of Hedging and Non-hedging Derivatives Entered Into by the Group as Well as the Remaining Contractual Maturities (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Hedge Accounting [Line Items]
Fair value	$ 59,393	$ 132,129
Notional amount	792,378	2,119,159
Derivatives Not Designated As Hedges
Disclosure Of Hedge Accounting [Line Items]
Fair value	(198)	23,584
Notional amount	42,015	577,390
Interest rate hedge [Member]
Disclosure Of Hedge Accounting [Line Items]
Fair value	12,083	(1,157)
Notional amount		697,840
Exchange rate hedge [Member]
Disclosure Of Hedge Accounting [Line Items]
Fair value	47,508	109,702
Notional amount	750,363	843,929
Cash flow hedge [Member] | Interest rate hedge [Member]
Disclosure Of Hedge Accounting [Line Items]
Fair value	12,083	(1,157)
Notional amount		697,840
Cash flow hedge [Member] | Exchange rate hedge [Member]
Disclosure Of Hedge Accounting [Line Items]
Fair value	31,039	93,362
Notional amount	670,972	689,671
Fair value hedge [Member] | Exchange rate hedge [Member]
Disclosure Of Hedge Accounting [Line Items]
Fair value	16,469	16,340
Notional amount	79,391	154,258
Less than one year
Disclosure Of Hedge Accounting [Line Items]
Notional amount	427,677	1,716,558
Less than one year | Derivatives Not Designated As Hedges
Disclosure Of Hedge Accounting [Line Items]
Notional amount	42,015	577,390
Less than one year | Interest rate hedge [Member]
Disclosure Of Hedge Accounting [Line Items]
Notional amount		697,840
Less than one year | Exchange rate hedge [Member]
Disclosure Of Hedge Accounting [Line Items]
Notional amount	385,662	441,328
Less than one year | Cash flow hedge [Member] | Interest rate hedge [Member]
Disclosure Of Hedge Accounting [Line Items]
Notional amount		697,840
Less than one year | Cash flow hedge [Member] | Exchange rate hedge [Member]
Disclosure Of Hedge Accounting [Line Items]
Notional amount	385,662	369,655
Less than one year | Fair value hedge [Member] | Exchange rate hedge [Member]
Disclosure Of Hedge Accounting [Line Items]
Notional amount		71,673
One to two years
Disclosure Of Hedge Accounting [Line Items]
Notional amount	315,082	229,689
One to two years | Exchange rate hedge [Member]
Disclosure Of Hedge Accounting [Line Items]
Notional amount	315,082	229,689
One to two years | Cash flow hedge [Member] | Exchange rate hedge [Member]
Disclosure Of Hedge Accounting [Line Items]
Notional amount	235,691	229,689
One to two years | Fair value hedge [Member] | Exchange rate hedge [Member]
Disclosure Of Hedge Accounting [Line Items]
Notional amount	79,391
Two to three years
Disclosure Of Hedge Accounting [Line Items]
Notional amount	99,238	172,912
Two to three years | Interest rate hedge [Member]
Disclosure Of Hedge Accounting [Line Items]
Notional amount	49,619
Two to three years | Exchange rate hedge [Member]
Disclosure Of Hedge Accounting [Line Items]
Notional amount	49,619	172,912
Two to three years | Cash flow hedge [Member] | Interest rate hedge [Member]
Disclosure Of Hedge Accounting [Line Items]
Notional amount	49,619
Two to three years | Cash flow hedge [Member] | Exchange rate hedge [Member]
Disclosure Of Hedge Accounting [Line Items]
Notional amount	$ 49,619	90,327
Two to three years | Fair value hedge [Member] | Exchange rate hedge [Member]
Disclosure Of Hedge Accounting [Line Items]
Notional amount		$ 82,585